Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001690585
Document Type	8-K
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	MAGENTA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38541
Entity Tax Identification Number	81-0724163
Entity Address, Address Line One	100 Technology Square
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(857)
Local Phone Number	242-0170
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 Par Value
Trading Symbol	MGTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false